Commitments and Contingencies (Details)		3 Months Ended	12 Months Ended
	Nov. 01, 2021 USD ($) $ / shares	Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) Demand shares	Dec. 31, 2022 USD ($) shares	Dec. 29, 2023 USD ($) shares	Apr. 25, 2023 USD ($) shares
Underwriting Agreement [Abstract]
Deferred underwriting fees	$ 8,650,000	$ 0		$ 8,650,000
Recovery of offering costs allocated to warrants		309,534	$ 309,534	0
Waiver of deferred underwriters fee		$ 8,340,466	8,340,466
Marketing Fee Agreement [Abstract]
Advisory fee			150,000
Excise Tax [Abstract]
Excise tax			2,235,006	$ 0
Minimum [Member]
Marketing Fee Agreement [Abstract]
Payment to advisors upon close			$ 2,000,000
Maximum [Member]
Registration and Stockholder Rights [Abstract]
Number of demands eligible security holder can make | Demand			3
Marketing Fee Agreement [Abstract]
Payment to advisors upon close			$ 6,000,000
IPO [Member]
Underwriting Agreement [Abstract]
Deferred underwriting fee per unit (in dollars per share) | $ / shares	$ 0.376
Class A Common Stock [Member]
Excise Tax [Abstract]
Common stock subject to possible redemption (in shares) | shares			1,717,578	23,000,000	3,985,213	21,282,422
Aggregate redemption amount			$ 223,500,610		$ 43,640,022	$ 179,860,588
Excise tax liability			1.00%
Excise tax			$ 2,235,006
Class B Common Stock [Member]
Underwriting Agreement [Abstract]
Increase in income available to common stock			$ 8,650,000